AFS and HTM Debt Securities, Gross Unrealized Losses and Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Available-for-sale debt securities:
Less than 12 months, Gross unrealized losses, available-for-sale	$ (598)	$ (295)
Less than 12 months, Fair value, available-for-sale	54,683	63,600
12 months or more, Gross unrealized losses, available-for-sale	(3,620)	(1,576)
12 months or more, Fair value, available-for-sale	128,631	59,989
Total, Gross unrealized losses, available-for-sale	(4,218)	(1,871)
Total Fair Value, available for sale	183,314	123,589
Held-to-maturity debt securities:
Less than 12 months, Gross unrealized losses, held-to-maturity	(12)	(272)
Less than 12 months, Fair value, held-to-maturity	6,128	41,468
12 months or more, Gross unrealized losses, held-to-maturity	(2,807)	(556)
12 months or more, Fair value, held-to-maturity	122,816	31,417
Total, Gross unrealized losses, held-to-maturity	(2,819)	(828)
Total, Fair value, held-to-maturity	128,944	72,885
Total AFS and HTM Debt securities:
Less than 12 months, Gross unrealized losses, investment securities	(610)	(567)
Less than 12 months, Fair value, investment securities	60,811	105,068
12 months or more, Gross unrealized losses, investment securities	(6,427)	(2,132)
12 months or more, Fair value, investment securities	251,447	91,406
Total, Gross unrealized losses, investment securities	(7,037)	(2,699)
Total, Fair value, investment securities	312,258	196,474
Securities of U.S. Treasury and federal agencies [Member]
Available-for-sale debt securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(1)	(27)
Less than 12 months, Fair value, available-for-sale	498	4,065
12 months or more, Gross unrealized losses, available-for-sale	(105)	(81)
12 months or more, Fair value, available-for-sale	6,204	2,209
Total, Gross unrealized losses, available-for-sale	(106)	(108)
Total Fair Value, available for sale	6,702	6,274
Held-to-maturity debt securities:
Less than 12 months, Gross unrealized losses, held-to-maturity	(3)	(69)
Less than 12 months, Fair value, held-to-maturity	895	11,255
12 months or more, Gross unrealized losses, held-to-maturity	(412)	(34)
12 months or more, Fair value, held-to-maturity	41,083	1,490
Total, Gross unrealized losses, held-to-maturity	(415)	(103)
Total, Fair value, held-to-maturity	41,978	12,745
Securities of U.S. states and political subdivisions [Member]
Available-for-sale debt securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(73)	(17)
Less than 12 months, Fair value, available-for-sale	9,746	6,179
12 months or more, Gross unrealized losses, available-for-sale	(373)	(422)
12 months or more, Fair value, available-for-sale	9,017	11,766
Total, Gross unrealized losses, available-for-sale	(446)	(439)
Total Fair Value, available for sale	18,763	17,945
Held-to-maturity debt securities:
Less than 12 months, Gross unrealized losses, held-to-maturity	(4)	(5)
Less than 12 months, Fair value, held-to-maturity	598	500
12 months or more, Gross unrealized losses, held-to-maturity	(112)	(38)
12 months or more, Fair value, held-to-maturity	3,992	1,683
Total, Gross unrealized losses, held-to-maturity	(116)	(43)
Total, Fair value, held-to-maturity	4,590	2,183
Mortgage-backed securities [Member]
Available-for-sale debt securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(65)	(245)
Less than 12 months, Fair value, available-for-sale	13,349	52,707
12 months or more, Gross unrealized losses, available-for-sale	(3,102)	(1,031)
12 months or more, Fair value, available-for-sale	112,400	44,882
Total, Gross unrealized losses, available-for-sale	(3,167)	(1,276)
Total Fair Value, available for sale	125,749	97,589
Federal agencies [Member]
Available-for-sale debt securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(42)	(243)
Less than 12 months, Fair value, available-for-sale	10,979	52,559
12 months or more, Gross unrealized losses, available-for-sale	(3,098)	(1,029)
12 months or more, Fair value, available-for-sale	112,252	44,691
Total, Gross unrealized losses, available-for-sale	(3,140)	(1,272)
Total Fair Value, available for sale	123,231	97,250
Held-to-maturity debt securities:
Less than 12 months, Gross unrealized losses, held-to-maturity	(5)	(198)
Less than 12 months, Fair value, held-to-maturity	4,635	29,713
12 months or more, Gross unrealized losses, held-to-maturity	(2,283)	(484)
12 months or more, Fair value, held-to-maturity	77,741	28,244
Total, Gross unrealized losses, held-to-maturity	(2,288)	(682)
Total, Fair value, held-to-maturity	82,376	57,957
Residential [Member]
Available-for-sale debt securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(3)	(1)
Less than 12 months, Fair value, available-for-sale	398	47
12 months or more, Gross unrealized losses, available-for-sale	(2)	(1)
12 months or more, Fair value, available-for-sale	69	58
Total, Gross unrealized losses, available-for-sale	(5)	(2)
Total Fair Value, available for sale	467	105
Commercial [Member]
Available-for-sale debt securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(20)	(1)
Less than 12 months, Fair value, available-for-sale	1,972	101
12 months or more, Gross unrealized losses, available-for-sale	(2)	(1)
12 months or more, Fair value, available-for-sale	79	133
Total, Gross unrealized losses, available-for-sale	(22)	(2)
Total Fair Value, available for sale	2,051	234
Corporate debt securities [Member]
Available-for-sale debt securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(64)	(4)
Less than 12 months, Fair value, available-for-sale	1,965	239
12 months or more, Gross unrealized losses, available-for-sale	(26)	(36)
12 months or more, Fair value, available-for-sale	298	503
Total, Gross unrealized losses, available-for-sale	(90)	(40)
Total Fair Value, available for sale	2,263	742
Collateralized loan obligations [Member]
Available-for-sale debt securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(388)	(1)
Less than 12 months, Fair value, available-for-sale	28,306	373
12 months or more, Gross unrealized losses, available-for-sale	(8)	(2)
12 months or more, Fair value, available-for-sale	553	146
Total, Gross unrealized losses, available-for-sale	(396)	(3)
Total Fair Value, available for sale	28,859	519
Held-to-maturity debt securities:
Less than 12 months, Gross unrealized losses, held-to-maturity	0	0
Less than 12 months, Fair value, held-to-maturity	0	0
12 months or more, Gross unrealized losses, held-to-maturity	0	0
12 months or more, Fair value, held-to-maturity	0	0
Total, Gross unrealized losses, held-to-maturity	0	0
Total, Fair value, held-to-maturity	0	0
Other [Member]
Available-for-sale debt securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(7)	(1)
Less than 12 months, Fair value, available-for-sale	819	37
12 months or more, Gross unrealized losses, available-for-sale	(6)	(4)
12 months or more, Fair value, available-for-sale	159	483
Total, Gross unrealized losses, available-for-sale	(13)	(5)
Total Fair Value, available for sale	$ 978	$ 520